Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Airlines - 1.0%
Frontier Group Holdings, Inc. (A)	359,164	$ 4,518,283

Auto Components - 0.7%
Stoneridge, Inc. (A)	130,550	3,219,363

Automobiles - 1.1%
Winnebago Industries, Inc. (B)	74,311	4,732,125

Banks - 17.1%
Ameris Bancorp	89,729	4,231,620
Associated Banc-Corp.	181,441	4,066,093
Atlantic Union Bankshares Corp.	117,902	4,561,628
Banner Corp.	61,838	4,008,958
Customers Bancorp, Inc. (A)	125,915	3,824,039
Enterprise Financial Services Corp.	81,153	4,327,078
FB Financial Corp.	107,840	4,050,470
First Bancorp	96,131	3,830,820
First Interstate BancSystem, Inc., Class A	136,782	4,907,738
Hancock Whitney Corp.	89,744	4,620,021
National Bank Holdings Corp., Class A	122,772	5,184,662
OceanFirst Financial Corp.	203,892	4,877,097
Pacific Premier Bancorp, Inc.	111,116	3,593,491
Renasant Corp.	111,385	3,963,078
Simmons First National Corp., Class A	159,695	3,562,795
Texas Capital Bancshares, Inc. (A)	75,193	4,968,001
United Community Banks, Inc.	114,594	3,728,889
Veritex Holdings, Inc.	150,344	4,232,184

		76,538,662

Biotechnology - 0.8%
Coherus Biosciences, Inc. (A) (B)	438,725	3,720,388

Building Products - 1.3%
AZEK Co., Inc. (A)	243,137	5,866,896

Chemicals - 1.0%
Cabot Corp.	60,385	4,548,802

Commercial Services & Supplies - 2.3%
BrightView Holdings, Inc. (A)	375,670	2,986,577
MillerKnoll, Inc.	108,374	2,587,971
VSE Corp. (B)	85,055	4,669,519

		10,244,067

Construction Materials - 1.0%
Summit Materials, Inc., Class A (A)	135,726	4,459,956

Consumer Finance - 1.1%
PRA Group, Inc. (A)	123,339	4,963,161

Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc. (A)	135,013	5,154,796

Electronic Equipment, Instruments & Components - 1.0%
ScanSource, Inc. (A)	129,199	4,254,523

Energy Equipment & Services - 0.8%
Liberty Energy, Inc.	223,910	3,544,495

Entertainment - 2.0%
IMAX Corp. (A)	238,304	4,051,168
Lions Gate Entertainment Corp., Class B (A)	623,594	4,751,786

		8,802,954

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts - 12.3%
Centerspace	67,525	$ 4,566,040
Community Healthcare Trust, Inc.	106,983	4,587,431
Cousins Properties, Inc.	160,638	4,404,694
Highwoods Properties, Inc.	141,424	4,295,047
Innovative Industrial Properties, Inc.	52,757	4,736,523
NexPoint Residential Trust, Inc.	104,265	5,265,382
Outfront Media, Inc.	229,381	4,564,682
Pebblebrook Hotel Trust (B)	276,758	4,538,831
Physicians Realty Trust	281,624	4,466,557
PotlatchDeltic Corp.	95,538	4,676,585
SL Green Realty Corp. (B)	106,831	4,396,096
Sunstone Hotel Investors, Inc.	410,445	4,510,791

		55,008,659

Food & Staples Retailing - 0.8%
Andersons, Inc.	99,624	3,664,171

Food Products - 0.6%
Dole PLC	251,726	2,902,401

Gas Utilities - 1.0%
Southwest Gas Holdings, Inc.	67,079	4,489,597

Health Care Equipment & Supplies - 2.8%
Inmode Ltd. (A)	182,038	6,380,432
Lantheus Holdings, Inc. (A)	105,442	6,062,915

		12,443,347

Health Care Providers & Services - 2.3%
AMN Healthcare Services, Inc. (A)	35,280	3,381,235
Patterson Cos., Inc.	121,265	3,660,991
Premier, Inc., Class A	99,198	3,309,245

		10,351,471

Hotels, Restaurants & Leisure - 3.5%
Brinker International, Inc. (A)	172,806	6,818,925
Golden Entertainment, Inc. (A)	99,651	3,936,215
Six Flags Entertainment Corp. (A) (B)	180,317	4,841,511

		15,596,651

Household Durables - 4.9%
Century Communities, Inc.	87,519	5,356,163
Helen of Troy Ltd. (A)	29,620	3,350,318
MDC Holdings, Inc.	123,230	4,653,165
Taylor Morrison Home Corp. (A)	167,375	5,992,025
Universal Electronics, Inc. (A)	108,389	2,539,554

		21,891,225

Insurance - 2.7%
Hanover Insurance Group, Inc.	27,531	3,705,122
James River Group Holdings Ltd.	178,069	4,035,044
Selective Insurance Group, Inc.	46,674	4,434,030

		12,174,196

Internet & Direct Marketing Retail - 0.9%
1-800-Flowers.com, Inc., Class A (A) (B)	393,687	3,925,059

Machinery - 3.4%
Astec Industries, Inc.	51,992	2,294,927
Barnes Group, Inc.	135,057	5,977,623
Wabash National Corp.	260,076	6,699,557

		14,972,107

Transamerica Funds	Page 1

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Media - 1.8%
Gray Television, Inc.	308,890	$ 4,003,214
Thryv Holdings, Inc. (A)	172,370	3,855,917

		7,859,131

Metals & Mining - 2.0%
Carpenter Technology Corp.	89,748	4,333,931
Compass Minerals International, Inc.	98,007	4,573,007

		8,906,938

Mortgage Real Estate Investment Trusts - 1.0%
Redwood Trust, Inc. (B)	552,213	4,616,501

Multi-Utilities - 1.8%
Avista Corp.	95,561	3,812,884
NorthWestern Corp.	76,512	4,345,882

		8,158,766

Oil, Gas & Consumable Fuels - 5.1%
Callon Petroleum Co. (A) (B)	70,359	2,993,775
CNX Resources Corp. (A) (B)	182,761	3,057,592
Delek US Holdings, Inc.	100,104	2,678,783
Earthstone Energy, Inc., Class A (A)	226,630	3,150,157
Northern Oil & Gas, Inc. (B)	119,261	3,997,629
Ranger Oil Corp., Class A	85,271	3,581,382
Talos Energy, Inc. (A)	158,400	3,137,904

		22,597,222

Pharmaceuticals - 1.3%
Collegium Pharmaceutical, Inc. (A) (B)	205,371	5,766,818

Road & Rail - 1.2%
Ryder System, Inc.	58,129	5,487,959

Semiconductors & Semiconductor Equipment - 2.9%
Alpha & Omega Semiconductor Ltd. (A)	118,809	3,915,945
SMART Global Holdings, Inc. (A) (B)	241,193	4,146,108
Ultra Clean Holdings, Inc. (A)	143,713	4,835,942

		12,897,995

Software - 1.9%
A10 Networks, Inc.	353,224	5,467,908
Digital Turbine, Inc. (A)	178,795	3,103,881

		8,571,789

Specialty Retail - 4.2%
Asbury Automotive Group, Inc. (A)	26,071	5,735,620
MarineMax, Inc. (A)	96,346	3,010,812
Urban Outfitters, Inc. (A) (B)	175,776	4,814,505
Victoria’s Secret & Co. (A)	127,462	5,372,523

		18,933,460

Textiles, Apparel & Luxury Goods - 2.5%
Hanesbrands, Inc. (B)	546,372	4,611,380
PVH Corp.	72,567	6,523,773

		11,135,153

Trading Companies & Distributors - 4.7%
Air Lease Corp.	129,513	5,824,200
GATX Corp.	49,309	5,643,415

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors (continued)
GMS, Inc. (A)	83,936	$ 4,979,084
Rush Enterprises, Inc., Class A	86,740	4,667,479

		21,114,178

Total Common Stocks (Cost $375,870,413)		438,033,265

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (C)	1,631,658	1,631,658

Total Other Investment Company (Cost $1,631,658)		1,631,658

	Principal	Value
REPURCHASE AGREEMENT - 1.6%
Fixed Income Clearing Corp., 1.80% (C), dated 01/31/2023, to be repurchased at $7,003,081 on 02/01/2023. Collateralized by a U.S. Government Obligation, 1.75%, due 07/31/2024, and with a value of $7,142,837.	$ 7,002,730	7,002,730

Total Repurchase Agreement (Cost $7,002,730)		7,002,730

Total Investments (Cost $384,504,801)		446,667,653
Net Other Assets (Liabilities) - 0.1%		245,394

Net Assets - 100.0%		$ 446,913,047

Transamerica Funds	Page 2

Transamerica Small Cap Value

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$438,033,265	$—	$—	$438,033,265
Other Investment Company	1,631,658	—	—	1,631,658
Repurchase Agreement	—	7,002,730	—	7,002,730

Total Investments	$439,664,923	$7,002,730	$—	$446,667,653

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $46,523,863, collateralized by cash collateral of $1,631,658 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $46,182,150. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at January 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Small Cap Value

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Small Cap Value (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 4